Loss per Common Share	6 Months Ended
Jun. 30, 2019
Loss per Common Share [Abstract]
Loss per Common Share

10.Loss per Common Share

The computation of basic loss per share is based on the weighted average number of common shares outstanding during the period.

	Three months ended June 30,		Six months ended June 30,
	2019	2018	2019	2018
Numerator
Net income (loss) attributable to Tsakos Energy Navigation Limited	305	(9,553)	11,537	(21,468)
Preferred share dividends Series B	(1,000)	(1,000)	(2,000)	(2,000)
Preferred share dividends Series C	(1,109)	(1,109)	(2,218)	(2,219)
Preferred share dividends Series D	(1,874)	(1,874)	(3,746)	(3,746)
Preferred share dividends Series E	(2,659)	(2,659)	(5,319)	(5,319)
Preferred share dividends Series F	(3,562)	(71)	(7,125)	(71)
Deemed dividend on Series B preferred shares...	(2,750)	⸺	(2,750)	⸺

Net loss attributable to common stockholders	(12,649)	(16,266)	(11,621)	(34,823)

Denominator
Weighted average common shares outstanding	87,751,969	86,942,159	87,678,714	86,634,907
Basic and diluted loss per common share	$ (0.14)	$ (0.19)	$ (0.13)	$ (0.40)